GOODWILL - Changes in carrying amount (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
GOODWILL
Gross carrying values	¥ 5,606	¥ 5,532	¥ 5,432
Accumulated impairment loss	(411)	(400)	(444)
Goodwill	5,195	5,132	4,988	$ 753
Goodwill acquired during the year (Note 3)	4	378
Net foreign exchange-goodwill	70	(278)
Net foreign exchange-impairment loss	¥ (11)	¥ 44
Hypothetical decline in projected cash flow or increase in the discount rate (as a percent)	5.00%			5.00%
Hypothetical decline in projected cash flow (as a percent)		5.00%
Hypothetical goodwill impairment in 5% decline in projected cash flow		¥ 313
Hypothetical goodwill impairment in 5% increase in discount rate		359
Legacy Huazhu
GOODWILL
Gross carrying values	¥ 3,036	3,036	2,664
Accumulated impairment loss	(4)	(4)	(4)
Goodwill	¥ 3,032	3,032	2,660
Goodwill acquired during the year (Note 3)		¥ 372
Percentage of fair value exceeded the carrying value	100.00%	100.00%		100.00%
Legacy DH
GOODWILL
Gross carrying values	¥ 2,570	¥ 2,496	2,768
Accumulated impairment loss	(407)	(396)	(440)
Goodwill	2,163	2,100	2,328
Goodwill acquired during the year (Note 3)	4	6
Net foreign exchange-goodwill	70	(278)
Net foreign exchange-impairment loss	(11)	44
Impairment loss	¥ 0	¥ 0	¥ 437
Percentage of fair value exceeded the carrying value	25.00%	13.00%		25.00%
Fair value exceeded carrying value	¥ 769	¥ 421